LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Feb. 29, 2024	Feb. 28, 2023
LONG-TERM INVESTMENTS
Held-to-maturity investments		$ 94,990
Total	$ 284,266	453,375
BabyTree
LONG-TERM INVESTMENTS
Equity securities with readily determinable fair values		5,890
Xiamen Meiyou Information and Technology Co., Ltd. ("Xiamen Meiyou")
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair values	18,260	47,463
Other investments
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair values	55,897	40,234
Fair value option investment	19,494	92,500
Available-for-sale investments	109,420	64,730
Long-term investment in third-party technology companies
LONG-TERM INVESTMENTS
Equity method investments	39,352	65,623
Fair value option investment		288
Ximalaya Inc
LONG-TERM INVESTMENTS
Available-for-sale investments	$ 41,843	$ 41,657